Other Current Liabilities - Summary of Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Liabilities Current [Abstract]
Accrued expenses	[1]	¥ 66,441		¥ 320,097
Derivative liabilities				20,916
Others		25,036		89,813
Total		¥ 91,477	$ 14,355	¥ 430,826

[1]	Accrued expenses mainly represent accrued marketing and promotion service fees